Average Annual Total Returns - Payden/Kravitz Cash Balance Plan Fund - Prospectus-Adviser Class	Feb. 28, 2021
ThirtyYearUSTreasuryBondYieldThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.31%
5 Years	2.85%
10 Years	3.12%
Adviser Class
Average Annual Return:
1 Year	1.78%
5 Years	2.72%
10 Years	1.95%
Adviser Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.34%
5 Years	1.53%
10 Years	0.95%
Adviser Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.05%
5 Years	1.57%
10 Years	1.06%